CAPITAL STRUCTURE (Tables)	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of option activity

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2022	–	–
Granted	1,457,500	$2.18	8.53	$–
Forfeited	–	–
Exercised	–	–
Outstanding at March 31, 2023	1,457,500	$2.18	8.53	$–

Options assumptions
For the three months ended March 31, 2023
Expected term, in years	5.38
Expected volatility	79.35%
Risk-free interest rate	3.66%
Dividend yield	–

Schedule of warrants outstanding

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Coral Investment Partners Warrants	1,000,000	–	–	–	500,000	–	–	500,000
Coral Investment Partners Warrants, as converted	336,869	–	–	–	168,434	–	–	168,434

Warrant Holder 1	1,500,000	500,000	–	–	500,000	–	–	500,000
July 28, 2022	(2,500)	(2,500)	–	–	–	–	–	–
	1,497,500	497,500	–	–	500,000	–	–	500,000
Warrant Holder 1, as converted	504,461	167,592	–	–	168,434	–	–	168,434

Warrant Holder 2	400,000	200,000	–	–	100,000	–	–	100,000
March 1, 2022	(5,000)	(5,000)	–	–	–	–	–	–
June 27, 2022	(270,000)	(195,000)	–	–	(75,000)	–	–	–
Expired - September 13, 2022	(25,000)	–	–	–	(25,000)	–	–	–
	100,000	–	–	–	–	–	–	100,000
Warrant Holder 2, as converted	33,687	–	–	–	–	–	–	33,687

Purple BioTech	300,000	–	–	–	–	–	–	300,000
Purple BioTech, as converted	101,061	–	–	–	–	–	–	101,061

Warrant Holder 3	600,000	600,000	–	–	–	–	–	–
Transfer to Warrant Holder 4	(300,000)	(300,000)	–	–	–	–	–	–
Transfer to Warrant Holder 5	(175,000)	(175,000)	–	–	–	–	–	–
August 19, 2022	(115,000)	(115,000)	–	–	–	–	–	–
Expired - September 13, 2022	(10,000)	(10,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 3, as converted	–	–	–	–	–	–	–	–

Warrant Holder 4
Transfer from Warrant Holder 3	300,000	300,000	–	–	–	–	–	–
August 19, 2022	(300,000)	(300,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 4, as converted	–	–	–	–	–	–	–	–

Warrant Holder 5
Transfer from Warrant Holder 3	175,000	175,000	–	–	–	–	–	–
Transfer from Warrant Holder 9	200,000	–	200,000	–	–	–	–	–
	375,000	175,000	200,000	–	–	–	–	–
Warrant Holder 5, as converted	126,326	58,952	67,374	–	–	–	–	–

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Warrant Holder 6	250,000	–	250,000	–	–	–	–	–
Warrant Holder 6, as converted	84,217	–	84,217	–	–	–	–	–

Warrant Holder 7	400,000	–	400,000	–	–	–	–	–
Warrant Holder 7, as converted	134,747	–	134,747	–	–	–	–	–

Warrant Holder 8	775,000	–	775,000	–	–	–	–	–
September 14, 2022	(775,000)	–	(775,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 8, as converted	–	–	–	–	–	–	–	–

Warrant Holder 9	200,000	–	200,000	–	–	–	–	–
Transfer to Warrant Holder 5	(200,000)	–	(200,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 9, as converted	–	–	–	–	–	–	–	–

Warrant Holder 10	350,000	–	350,000	–	–	–	–	–
March 1, 2022	(53,334)	–	(53,334)	–	–	–	–	–
August 19, 2022	(50,000)	–	(50,000)	–	–	–	–	–
September 14, 2022	(246,666)	–	(246,666)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 10, as converted	–	–	–	–	–	–	–	–

Warrant Holder 11	300,000	150,000	–	–	150,000	–	–	–
April 14, 2022	170,000	–	170,000	–	–	–	–	–
	470,000	150,000	170,000	–	150,000	–	–	–
Warrant Holder 11, as converted	158,328	50,530	57,268	–	50,530	–	–	–

Warrant Holder 12	1,018,050	–	1,018,050	–	–	–	–	–
August 19, 2022	(100,000)	–	(100,000)	–	–	–	–	–
September 14, 2022	(918,050)	–	(918,050)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 12, as converted	–	–	–	–	–	–	–	–

Warrant Holder 13	225,000	–	225,000	–	–	–	–	–
March 1, 2022	(15,000)	–	(15,000)	–	–	–	–	–
September 14, 2022	(210,000)	–	(210,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 13, as converted	–	–	–	–	–	–	–	–

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Warrant Holder 14	100,000	100,000	–	–	–	–	–	–
August 19, 2022	(100,000)	(100,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 14, as converted	–	–	–	–	–	–	–	–

Warrant Holder 15	100,000	–	100,000	–	–	–	–	–
September 14, 2022	(100,000)	–	(100,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 15, as converted	–	–	–	–	–	–	–	–

Warrant Holder 16	100,000	–	100,000	–	–	–	–	–
June 27, 2022	(25,000)	–	(25,000)	–	–	–	–	–
September 14, 2022	(75,000)	–	(75,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 16, as converted	–	–	–	–	–	–	–	–

Warrant Holder 17	52,050	–	52,050	–	–	–	–	–
September 14, 2022	(52,050)	–	(52,050)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 17, as converted	–	–	–	–	–	–	–	–

Warrant Holder 18	250,000	–	–	–	–	–	250,000	–
Warrant Holder 18, as converted	84,217	–	–	–	–	–	84,217	–

Warrant Holder 19	300,000	–	300,000	–	–	–	–	–
	(300,000)	–	(300,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 19, as converted	–	–	–	–	–	–	–	–

Warrant Holder 20	–	–	–	–	–	–	–	–
January 3, 2023	100,000	–	–	–	–	100,000	–	–
Warrant Holder 20	100,000	–	–	–	–	100,000	–	–

Warrant Holder 21	–	–	–	–	–	–	–	–
January 20, 2023	250,000	–	–	250,000	–	–	–	–
Warrant Holder 21	250,000	–	–	250,000	–	–	–	–

Total warrants outstanding for purchase of shares:	4,992,500	822,500	1,020,000	250,000	1,150,000	100,000	250,000	1,400,000
Total warrants outstanding for purchase of shares, as converted:	1,913,912	277,074	343,606	250,000	387,399	100,000	84,217	471,616